Land Use Right, Net (Tables)	6 Months Ended
Mar. 31, 2026
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net

Land use right, net, consisted of the following:

	March 31, 2026	September 30, 2025
Land use rights	$1,252,689	$1,214,624
Less: accumulated amortization	(128,055)	(111,822)
Land use right, net	$1,124,634	$1,102,802

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending March 31,
2027	$25,458
2028	25,458
2029	25,458
2030	25,458
2031	25,458
Thereafter	997,344
$1,124,634